Transactions with Related Parties (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
A(i) - Charter hire commissions	$ 462,413	$ 398,276
Allseas Marine S.A.
Related Party Transaction [Line Items]
A(iii) - Management fees	1,360,512	1,038,586
A(v) - Superintendent fees (included in Vessels operating expenses - related party)	461,332	110,461
A(v) - Superintendent fees (included in Dry-docking expenses - related party)	41,094	83,039
B- Administrative fees (included in General and administrative expenses - related party)	17,447	17,394
C - Executive services fees (included in General and administrative expenses - related party)	1,100,000	900,000
D - Financial accounting and financial reporting services fee (included in General and administrative expenses - related party)	$ 295,897	$ 0